Income Taxes (Tables)	4 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Asset

The sources and tax effects of the differences for the periods presented are as follows:

As of June 30, 2014
Deferred tax assets:
Net operating loss carry-forwards	$9,326

Gross deferred tax asset	9,326
Valuation allowance	(9,326)
Net deferred tax assets	$-